Intangible assets	12 Months Ended
Dec. 31, 2017
Intangible Assets [Abstract]
Intangible assets

13 Intangible assets

		Trademarks,	Contract
	Exploration	patented and	based	Other
	and	non-patented	intangible	intangible
	evaluation (a)	technology	assets (b)	assets	Total
Year ended 31 December 2017	US$m	US$m	US$m	US$m	US$m
Net book value
At 1 January 2017	711	78	2,103	387	3,279
Adjustment on currency translation	27	10	150	29	216
Expenditure during the year	57	-	-	65	122
Amortisation for the year (c)	-	(13)	(67)	(97)	(177)
Impairment charges (d)	(357)	-	-	-	(357)
Disposals, transfers and other movements (e)	(45)	-	2	79	36
At 31 December 2017	393	75	2,188	463	3,119
– cost	2,658	224	3,438	1,537	7,857
– accumulated amortisation and impairment	(2,265)	(149)	(1,250)	(1,074)	(4,738)

		Trademarks,	Contract
	Exploration	patented and	based	Other
	and	non-patented	intangible	intangible
	evaluation (a)	technology	assets (b)	assets	Total
Year ended 31 December 2016	US$m	US$m	US$m	US$m	US$m
Net book value
At 1 January 2016	706	94	2,138	398	3,336
Adjustment on currency translation	14	(3)	47	-	58
Expenditure during the year	8	-	-	23	31
Amortisation for the year (c)	-	(13)	(87)	(127)	(227)
Impairment charges (d)	-	-	-	(1)	(1)
Disposals, transfers and other movements (e)	(17)	-	5	94	82
At 31 December 2016	711	78	2,103	387	3,279
– cost	2,588	199	3,897	1,329	8,013
– accumulated amortisation and impairment	(1,877)	(121)	(1,794)	(942)	(4,734)

(a)	Exploration and evaluation assets’ useful lives are not determined until transferred to property, plant and equipment.
(b)

The Group benefits from certain intangible assets acquired with Alcan, including power supply contracts, customer contracts and water rights. The water rights are expected to contribute to the efficiency and cost effectiveness of operations for the foreseeable future: accordingly, these rights are considered to have indefinite lives and are not subject to amortisation but are tested annually for impairment. These water rights constitute the majority of the amounts in “Contract based intangible assets”.

The remaining carrying value of the water rights (US$1,824 million) as at 31 December 2017 relates wholly to the Quebec smelters cash-generating unit. The Quebec smelters cash-generating unit was tested for impairment by reference to FVLCD using discounted cash flows, which is in line with the policy set out in note 1(i). The recoverable amount of the Quebec smelters is classified as level 3 under the fair value hierarchy. In arriving at FVLCD, post-tax cash flows expressed in real terms have been estimated over the expected useful economic lives of the underlying smelting assets and discounted using a real post-tax discount rate of 6.7 per cent (2016: 7.0 per cent).

The recoverable amounts were determined to be significantly in excess of carrying value, and there are no reasonably possible changes in key assumptions that would cause the remaining water rights to be impaired.

(c)

Finite life intangible assets are amortised over their useful economic lives on a straight-line or units of production basis, as appropriate. Where amortisation is calculated on a straight-line basis, the following useful lives have been determined:

Trademarks, patented and non-patented technology

Trademarks: 14 to 20 years

Patented and non-patented technology: ten to 20 years

Contract-based intangible assets

Power contracts / water rights: two to 45 years

Other purchase and customer contracts: five to 15 years

Other intangible assets

Internally generated intangible assets and computer software: two to five years

Other intangible assets: two to 20 years

(d)

Impairment charges in 2017 relate to the full write-off of the Roughrider deposit in Canada (see note 6). Impairment charges in 2016 related to the full write-off of the intangible assets of the Argyle cash-generating unit (see note 6).

(e)

Disposals, transfers and other movements for Exploration and Evaluation includes US$34 million transferred to Mining Property in relation to the Kemano tunnel project following approval of the project. Disposals, transfers and other movements for exploration and evaluation in 2016 included the disposal of the Mount Pleasant thermal coal project in New South Wales, Australia.

Notes to the 2017 financial statements
continued

13 Intangible assets continued

Exploration and evaluation expenditure

The charge for the year and the net amount of intangible assets capitalised during the year are as follows:

	2017	2016	2015
	US$m	US$m	US$m
Net expenditure in the year (net of proceeds of US$3 million (2016: US$208 million; 2015: US$nil) on disposal of undeveloped projects)	(493)	(284)	(705)
Non-cash movements and non-cash proceeds on disposal of undeveloped projects	(24)	(177)	(15)
Amount capitalised during the year	57	8	152
Net charge for the year	(460)	(453)	(568)
Reconciliation to income statement
Exploration and evaluation costs	(445)	(497)	(576)
Profit relating to interests in undeveloped projects	(15)	44	8
Net charge for the year	(460)	(453)	(568)

At 31 December 2017, a total of US$420 million had been capitalised related to projects which had not yet been approved to proceed. This comprised evaluation costs of US$393 million included above and US$27 million of early works expenditure within property, plant and equipment (31 December 2016: a total of US$726 million had been capitalised comprising: evaluation costs of US$711 million included above and US$15 million of early works expenditure within property, plant and equipment).